ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	March 31, 2024	September 30, 2023
Accrued salary	$105,569	$120,925
Amount due to third parties	128,410	195,699
Total	$233,979	$316,624